TAXES (Tables)	6 Months Ended
Jun. 28, 2024
Income Tax [Abstract]
Disclosure of income tax expense
The following table summarises the major components of income tax expense for the periods presented:

	28 June 2024	30 June 2023
	€ million	€ million
Current income tax:
Current income tax charge	289	278
Adjustment in respect of current income tax from prior periods	(47)	(9)
Total current tax	242	269
Deferred tax:
Relating to the origination and reversal of temporary differences	(12)	(2)
Adjustment in respect of deferred income tax from prior periods	—	(20)
Relating to changes in tax rates or the imposition of new taxes	4	—
Total deferred tax	(8)	(22)
Income tax charge per the consolidated income statement	234	247